Income Taxes - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Federal income tax benefits	$ 12,310,000	$ 9,306,000	$ 7,515,000
Statutory income tax rate	34.00%
Income Tax expense related to the realized gain and loss, respectively, on sale of securities	209,000	30,000	100,000
Accrued or recognized interest or penalties related to uncertain tax positions	0	0	0
Unrecognized tax benefits	0
Period for change of unrecognized tax benefits	12 months
Deferred tax asset that we did not prevail on all uncertain tax position	$ 11,400,000